Joint operations (Details 1) - Contract where Entity is operator [Member]	12 Months Ended
Dec. 31, 2018
VMM29 Contract [Member] | ExxonMobil Exploration Colombia [Member]
Disclosure of joint operations [line items]
Contract	VMM29
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
CR2 Contract [Member] | ExxonMobil Exploration Colombia [Member]
Disclosure of joint operations [line items]
Contract	CR2
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
C62 Contract [Member] | ExxonMobil Exploration Colombia [Member]
Disclosure of joint operations [line items]
Contract	C62
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
CPO9 Contract [Member] | Talisman Colombia Oil [Member]
Disclosure of joint operations [line items]
Contract	CPO9
Type	Exploration
% Participation	55.00%
Geographic area of operations	Colombia
VMM32 Contract [Member] | CPVEN Sucursal Colombia [Member]
Disclosure of joint operations [line items]
Contract	VMM32
Type	Exploration
% Participation	51.00%
Geographic area of operations	Colombia
CR4 Contract [Member] | Shell Exploration and Produccion [Member]
Disclosure of joint operations [line items]
Contract	CR4
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
San Jacinto Contract [Member] | SK Innovation Co Ltd. [Member]
Disclosure of joint operations [line items]
Contract	San Jacinto
Type	Exploration
% Participation	70.00%
Geographic area of operations	Colombia
Catleya Contract [Member] | Repsol Exploracion Colombia S.A. [Member]
Disclosure of joint operations [line items]
Contract	Catleya
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Cardon Contract [Member] | Emerald Energy PLC Suc. Colombia [Member]
Disclosure of joint operations [line items]
Contract	Cardon
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
CPO 17 Contract [Member] | Maurel Prom Suramerica [Member]
Disclosure of joint operations [line items]
Contract	CPO17
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Clarinero Contract [Member] | Lewis [Member]
Disclosure of joint operations [line items]
Contract	Clarinero
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
CPO9 - Akacias Contract [Member] | Talismn Colombia oil and gas Ltd [Member]
Disclosure of joint operations [line items]
Contract	CPO9 – Akacias
Type	Production
% Participation	55.00%
Geographic area of operations	Colombia
La Cira Infantas Contract [Member] | Occidental Andina LLC [Member]
Disclosure of joint operations [line items]
Contract	La Cira Infantas
Type	Production
% Participation	62.10%
Geographic area of operations	Colombia
Teca Contract [Member] | Occidental Andina LLC [Member]
Disclosure of joint operations [line items]
Contract	Teca
Type	Production
% Participation	82.00%
Geographic area of operations	Colombia
Guariquies I Contract [Member] | Ramshorn International Limited [Member]
Disclosure of joint operations [line items]
Contract	Guariquies I
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
RC9 Contract [Member] | ONGC Videsh Limited [Member]
Disclosure of joint operations [line items]
Contract	RC9
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
RC9 Contract [Member] | Colombia Branch [Member]
Disclosure of joint operations [line items]
Contract	RC9
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Cusiana Contract [Member] | Equion Energy Limited [Member]
Disclosure of joint operations [line items]
Contract	Cusiana
Type	Production
% Participation	98.00%
Geographic area of operations	Colombia
San Jacinto Rio Paez Contract [Member] | Perenco Oil And Gas [Member]
Disclosure of joint operations [line items]
Contract	San Jacinto Rio Paez
Type	Production
% Participation	18.00%
Geographic area of operations	Colombia
San Jacinto Rio Paez Contract [Member] | Cepsa Colombia [Member]
Disclosure of joint operations [line items]
Contract	San Jacinto Rio Paez
Type	Production
% Participation	18.00%
Geographic area of operations	Colombia
Mundo Nuevo Contract [Member] | Total Colombia [Member]
Disclosure of joint operations [line items]
Contract	Mundo Nuevo
Type	Exploration
% Participation	15.00%
Geographic area of operations	Colombia
Mundo Nuevo Contract [Member] | Talisman Oil & Gas [Member]
Disclosure of joint operations [line items]
Contract	Mundo Nuevo
Type	Exploration
% Participation	15.00%
Geographic area of operations	Colombia
Alto Magdalena Pipeline Contract [Member] | Emerald Energy [Member]
Disclosure of joint operations [line items]
Contract	Alto Magdalena Pipeline
Type	OAM
% Participation	45.00%
Geographic area of operations	Colombia
Alto Magdalena Pipeline Contract [Member] | Equion Energia Limited [Member]
Disclosure of joint operations [line items]
Contract	Alto Magdalena Pipeline
Type	OAM
% Participation	45.00%
Geographic area of operations	Colombia
Alto Magdalena Pipeline Contract [Member] | Frontera Energy [Member]
Disclosure of joint operations [line items]
Contract	Alto Magdalena Pipeline
Type	OAM
% Participation	45.00%
Geographic area of operations	Colombia
Block RC-9 Contract- Caribbean Round No. 37-2007 Contract [Member] | ONGC Videsh Limited [Member]
Disclosure of joint operations [line items]
Contract	Block RC–9 Contract– Caribbean Round No. 37–2007
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
FAZMR11 Contract [Member] | JX Nippon [Member]
Disclosure of joint operations [line items]
Contract	FAZ–M–320_R11
Type	Exploration
% Participation	70.00%
Geographic area of operations	Brazil
Potiguar Contract [Member] | Ecopetrols [Member]
Disclosure of joint operations [line items]
Contract	Potiguar
Type	Exploration
% Participation	100.00%
Geographic area of operations	Brazil